Vessels Under Construction - Movement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movement In Vessels Under Construction [Roll Forward]
Vessels under construction at January 1, 2024	$ 0
Capitalized Interest	380,674	$ 0
Payments to shipyard	41,208,000
Vessels under construction at December 31, 2024	$ 41,589,000	$ 0